Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2019	2020
	US$	US$
Cost:
Land	68,243	68,243
Buildings	18,130	18,130
Machinery and equipment	26,426	35,555
Furniture and fixtures	6,919	7,855
Leasehold and buildings improvement	7,964	8,023
Software	25,938	33,528

Total	153,620	171,334

Accumulated depreciation:
Buildings	3,632	4,033
Machinery and equipment	18,828	22,922
Furniture and fixtures	5,196	5,862
Leasehold and buildings improvement	5,350	6,221
Software	22,312	27,293

	55,318	66,331
Prepayment and construction in progress	186	493

	98,488	105,496